Income taxes - Schedule of significant components of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Commissions and entry fees for which invoices have not been collected		¥ 2,780	¥ 75,213	¥ 22,503
Accrued salary and welfare payable		8,194	3,903	1,413
Property, equipment and software, net		12,642		1,967
Net operating loss carry-forwards		96,761	621	474
Provision for allowance of doubtful accounts		801
Less: Valuation allowances		(47,430)	(621)	(474)	¥ (464)
Total deferred tax assets		73,748	79,116	25,883
Operating Loss Carryforwards		384,305
Deferred tax liabilities
Property, equipment and software, net			(1,750)
Accrued service revenue (a)	[1]	(108,193)	(111,257)	(42,113)
Total deferred tax liabilities		(108,193)	(113,007)	(42,113)
Deferred tax liabilities, net,		¥ 34,445	¥ 33,891	¥ 16,230

[1]	Note (a) — Deferred tax liabilities were provided for the unbilled service fee charged to VIEs by WFOEs pursuant to the exclusive business cooperation agreement entered into between VIEs and WFOEs as discussed in Note 1(b).